Organization and Principal Activities - Schedule of Company’s Major Subsidiaries (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025		Sep. 30, 2024
Linkage Holding (Hong Kong) Limited (“Linkage Holding”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Apr. 13, 2022	[1]	Apr. 13, 2022	[2]
Percentage of effective ownership	100.00%	[1]	100.00%	[2]
Principal Activities	Investing holding company	[1]	Investing holding company	[2]
Extend Co., Limited (“EXTEND”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 23, 2011		Jun. 23, 2011
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Cross-border sales		Cross-border sales
Linkage Electronic Commerce Limited (“Linkage Electronic”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 11, 2022		Mar. 11, 2022
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Cross-border sales		Cross-border sales
HQT Network Co., Limited (“HQT NETWORK”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Dec. 08, 2016		Dec. 08, 2016
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Integrated E-commerce training services		Integrated E-commerce training services
Linkage (Fujian) Network Technology Limited (“Linkage Tech” or “WFOE”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Nov. 24, 2022		Nov. 24, 2022
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Investing holding company		Investing holding company
Fujian Chuancheng Internet Technology Limited (formerly known as “Fujian Haishi Cross border Education Technology Limited”) [Member]
Wholly owned subsidiaries
Date of Incorporation	Mar. 02, 2021		Mar. 02, 2021
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Integrated E-commerce training services		Integrated E-commerce training services
Fujian Chuancheng Digital Technology Limited [Member]
Wholly owned subsidiaries
Date of Incorporation	Jun. 01, 2021		Jun. 01, 2021
Percentage of effective ownership	100.00%		100.00%
Principal Activities	Cross-border sales		Cross-border sales

[1]	Linkage Holding began operations since 2023 as an investing holding company.
[2]	Linkage Holding began operations since 2023 as an investing holding company.